Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Leatherback Long/Short Alternative Yield ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%	6.45%	9.31%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.38%	12.79%	15.50%
Wilshire Liquid Alternative Equity Hedge Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.93%	6.67%	8.15%